Schedule of Accounts Payable and Accrued Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trade accounts payable	€ 4,958	€ 5,820
Notes payable	477	516
Total	€ 5,435	€ 6,336